Bank loans - Long-term bank loans (Details)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 2,621,572
Sichuan Xinwang Bank Co., Ltd.
Debt Instrument [Line Items]
Long-term Debt	$ 2,621,572